Cover	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A Amendment No. 1 amends the Current Report on Form 8-K of Enzo Biochem, Inc. (the “Company”), filed on July 24, 2023, regarding our sale of certain assets and assignment of certain liabilities of the Company’s clinical laboratory business. The sole purpose of this amendment is to provide the pro forma financial information required by Item 9.01.
Document Period End Date	Jul. 24, 2023
Entity File Number	001-09974
Entity Registrant Name	Enzo Biochem, Inc.
Entity Central Index Key	0000316253
Entity Tax Identification Number	13-2866202
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	81 Executive Blvd. Suite 3
Entity Address, City or Town	Farmingdale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11735
City Area Code	212
Local Phone Number	583-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ENZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false